CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND CHANGES IN STOCKHOLDERS’ EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Previously Reported	Revision of Prior Period, Adjustment	Common stock	Common stock Legacy TOI Common Stock	Common stock Previously Reported	Common stock Previously Reported Legacy TOI Common Stock	Common stock Revision of Prior Period, Adjustment	Common stock Revision of Prior Period, Adjustment Legacy TOI Common Stock	Preferred stock	Preferred stock Legacy TOI Preferred Stock	Preferred stock Previously Reported	Preferred stock Previously Reported Legacy TOI Preferred Stock	Preferred stock Revision of Prior Period, Adjustment Legacy TOI Preferred Stock	Additional paid in capital	Additional paid in capital Previously Reported	Additional paid in capital Revision of Prior Period, Adjustment	Retained Earnings/ (Accumulated Deficit)	Retained Earnings/ (Accumulated Deficit) Previously Reported
Balance at beginning (in shares) at Dec. 31, 2019				59,101,090	0		100	59,101,090	(100)	0	0		11,451	(11,451)
Balance at beginning at Dec. 31, 2019	$ 42,222	$ (5,921)	$ 48,143	$ 6	$ 0		$ 0	$ 6		$ 0	$ 0		$ 100,114	$ (100,114)	$ 48,231	$ 94	$ 48,137	$ (6,015)	$ (6,015)
Changes in Stockholders' Equity
Net income (loss)	(14,322)																	(14,322)
Issuance of common stock upon exercise of options (in shares)				59,102
Issuance of common stock upon exercise of options	50														50
Share-based compensation expense	151														151
Balance at ending (in shares) at Dec. 31, 2020				59,160,192	0	0	0	59,160,192		0	0	0	11,451	(11,451)
Balance at ending at Dec. 31, 2020	28,101	(52,013)	80,114	$ 6	$ 0	$ 0	$ 0	$ 6		$ 0	$ 0	$ 0	$ 100	$ (100)	80,402	294	80,108	(52,307)	(52,307)
Changes in Stockholders' Equity
Dividends, Preferred Stock															31,970			(31,970)
Net income (loss)	(996)																	(996)
Legacy TOI preferred stock issued and issuance of common stock (in shares)				6,861,637
Legacy TOI preferred stock issued and issuance of common stock	19,999			$ 1											19,998
Share-based compensation expense	42														42
Balance at ending (in shares) at Mar. 31, 2021				66,021,829	0					0	0
Balance at ending at Mar. 31, 2021	47,146			$ 7	$ 0					$ 0	$ 0				100,442			(53,303)
Balance at beginning (in shares) at Dec. 31, 2020				59,160,192	0	0	0	59,160,192		0	0	0	11,451	(11,451)
Balance at beginning at Dec. 31, 2020	28,101	(52,013)	80,114	$ 6	$ 0	$ 0	$ 0	$ 6		$ 0	$ 0	$ 0	$ 100	$ (100)	80,402	294	80,108	(52,307)	(52,307)
Changes in Stockholders' Equity
Net income (loss)	$ 2,209
Issuance of common stock upon exercise of options (in shares)	0
Balance at ending (in shares) at Jun. 30, 2021				66,021,829	0					0	0
Balance at ending at Jun. 30, 2021	$ 50,402			$ 7	$ 0					$ 0	$ 0				100,493			(50,098)
Balance at beginning (in shares) at Dec. 31, 2020				59,160,192	0	0	0	59,160,192		0	0	0	11,451	(11,451)
Balance at beginning at Dec. 31, 2020	28,101	$ (52,013)	$ 80,114	$ 6	$ 0	$ 0	$ 0	$ 6		$ 0	$ 0	$ 0	$ 100	$ (100)	80,402	$ 294	$ 80,108	(52,307)	$ (52,307)
Changes in Stockholders' Equity
Net income (loss)	(10,927)																	(10,927)
Legacy TOI preferred stock issued and issuance of common stock (in shares)				14,088,850
Legacy TOI preferred stock issued and issuance of common stock	46,099			$ 1											46,098
Share-based compensation expense	24,535														24,535
Balance at ending (in shares) at Dec. 31, 2021				73,249,042						163,510
Balance at ending at Dec. 31, 2021	104,159			$ 7						$ 0					167,386			(63,234)
Changes in Stockholders' Equity
Preferred stock issued in connection with the Closing of the Business Combination (in shares)										163,510
Preferred stock issued in connection with the Closing of the Business Combination	16,351														16,351
Balance at beginning (in shares) at Mar. 31, 2021				66,021,829	0					0	0
Balance at beginning at Mar. 31, 2021	47,146			$ 7	$ 0					$ 0	$ 0				100,442			(53,303)
Changes in Stockholders' Equity
Net income (loss)	3,205																	3,205
Share-based compensation expense	51														51
Balance at ending (in shares) at Jun. 30, 2021				66,021,829	0					0	0
Balance at ending at Jun. 30, 2021	50,402			$ 7	$ 0					$ 0	$ 0				100,493			(50,098)
Balance at beginning (in shares) at Dec. 31, 2021				73,249,042						163,510
Balance at beginning at Dec. 31, 2021	104,159			$ 7						$ 0					167,386			(63,234)
Changes in Stockholders' Equity
Net income (loss)	19,286																	19,286
Issuance of common stock upon vesting of RSUs (in shares)				27,188
Share-based compensation expense	8,553														8,553
Balance at ending (in shares) at Mar. 31, 2022				73,276,230						163,510
Balance at ending at Mar. 31, 2022	131,998			$ 7						$ 0					175,939			(43,948)
Balance at beginning (in shares) at Dec. 31, 2021				73,249,042						163,510
Balance at beginning at Dec. 31, 2021	104,159			$ 7						$ 0					167,386			(63,234)
Changes in Stockholders' Equity
Net income (loss)	$ 13,833
Issuance of common stock upon exercise of options (in shares)	366,684
Balance at ending (in shares) at Jun. 30, 2022				71,980,872						166,640
Balance at ending at Jun. 30, 2022	$ 123,983			$ 7						$ 0					173,377			(49,401)
Balance at beginning (in shares) at Mar. 31, 2022				73,276,230						163,510
Balance at beginning at Mar. 31, 2022	131,998			$ 7						$ 0					175,939			(43,948)
Changes in Stockholders' Equity
Net income (loss)	(5,453)																	(5,453)
Issuance of common stock upon vesting of RSUs (in shares)				150,958
Issuance of common stock upon exercise of options (in shares)				366,684
Issuance of common stock upon exercise of options	$ 337														337
Exchange of common stock for preferred stock (in shares)				(313,000)						3,130
Repurchase and retirement of common stock (in shares)	(1,500,000)			(1,500,000)
Repurchase and retirement of common stock	$ (9,000)														(9,000)
Net settlement of taxes for equity awards	(413)														(413)
Share-based compensation expense	6,514														6,514
Balance at ending (in shares) at Jun. 30, 2022				71,980,872						166,640
Balance at ending at Jun. 30, 2022	$ 123,983			$ 7						$ 0					$ 173,377			$ (49,401)